Note 6 - Liabilities Related to Sale of Future Royalties - Deferred Revenue Activity (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current portion	$ (1,862)	$ (1,381)	$ (4,060)
Long-term portion	2,372	2,679	$ 1,698
HealthCare Royalty Partners III, L.P. [Member] | Royalty Arrangement [Member]
Total liability related to sale of future royalties, start of period	4,060	5,758
Non-cash royalty revenue paid to HCRP	(331)	(4,521)
Non-cash interest expense recognized	505	2,823
Total liability related to sale of future royalties, end of period	4,234	4,060
Current portion	(1,862)	(1,381)
Long-term portion	$ 2,372	$ 2,679